Document and Entity Information	Apr. 22, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 22, 2026
Entity Registrant Name	DAY ONE BIOPHARMACEUTICALS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40431
Entity Tax Identification Number	83-2415215
Entity Address Address Line 1	1800 Sierra Point Parkway
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Brisbane
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94005
City Area Code	650
Local Phone Number	484-0899
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	DAWN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001845337